Operating Leases - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Cash paid for operating leases	$ 1,341	$ 865	$ 466
Right-of-use assets obtained in exchange for operating lease liabilities	$ 3,221	$ 441	$ 863